Commitments and Contingencies (Details Narrative)	12 Months Ended
Aug. 31, 2019 USD ($)
Financial obligation on lease	$ 43,200
Term lease, description	The term of the lease is 12 months at a base price of $3,600 per month, beginning August 2019.
Robert L. Hymers III [Member]
Financial obligation on lease	$ 9,600
Term lease, description	The Company rents an office space at 520 S. Grand Ave, Suite 320, Los Angeles, California 90071 for $800 per month based on a twelve (12) month lease beginning June 2019.